Intangible Asset, Net (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Intangible Asset Net [Abstract]
Beginning balance, Satellite System Software	$ 4,950,000	$ 4,950,000	$ 4,950,000
Addition, Satellite System Software
Ending balance, Satellite System Software	4,950,000	4,950,000	4,950,000
Beginning balance, Accumulated Amortization	(2,062,500)	(1,567,500)	(1,072,500)
Additon, Accumulated Amortization	(123,750)	(495,000)	(495,000)
Ending balance, Accumulated Amortization	(2,186,250)	(2,062,500)	(1,567,500)
Beginning balance, Net Cost	2,887,500	3,382,500	3,877,500
Addition, Net Cost	(123,750)	(495,000)	(495,000)
Ending balance, Net Cost	$ 2,763,750	$ 2,887,500	$ 3,382,500